Borrowings - Schedule Disclosure of Detailed Information about Exchangeable Bonds (Detail) - 12 months ended Dec. 31, 2022 - Foreign Currency Exchangeable Bonds [Member] € in Millions	EUR (€)	$ / shares
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,065,900,000
Borrowings, interest rate	0.78%
Exchangeable bonds exchange rate	100.00%
Exchangeable bonds exchange price | $ / shares		$ 463,438
Exchangeable Bonds Exchange Period	From October 12, 2021 to August 22, 2026
Put option exercisable option date by bondholder from issuing date	Sep. 01, 2024
Put option exercisable option period by bondholder from issuing date	3 years
Put option by bondholders trigger number of consecutive trading days In which shares were suspended for trading	30 days
Call option by the issuer trigger percentage of share price over exchange price	130.00%
Number of trading days for determining share price	20 days
Number of consecutive trading days for determining share price	30 days
Call option by the issuer trigger clean up call percentage	10.00%